Share-based payments (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $532,597 (30 June 2023: $1,159,125) (
3
0

June 2022: $1,674,581) was recognized.

	Number of options 2024 - Ordinary shares	Weighted Average exercise price 2024		Number of options 2023 - Ordinary shares	Weighted Average exercise price 2023

Outstanding at the beginning of the financial year	14,780,000	A$	0.63	8,655,500	A$	1.28
Granted	—	A$	—	7,930,000	A$	0.18
Forfeited	(3,400,000)	A$	0.42	(1,550,000)	A$	1.90
Exercised	—	A$	—	—	A$	—
Expired	(1,200,000)	A$	0.49	(255,500)	A$	1.90

Outstanding at the end of the financial year	10,180,000	A$	0.72	14,780,000	A$	0.63

Exercisable at the end of the financial year	7,290,000	A$	0.84	6,483,333	A$	0.96

	Number of options 2024 - ADS	Weighted Average exercise price 2024		Number of options 2023 - ADS	Weighted Average exercise price 2023

Outstanding at the beginning of the financial year	—	A$	—	—	A$	—
Granted	2,850,000	A$	0.5600	—	A$	—
Forfeited	(250,000)	A$	0.5760	—	A$	—
Exercised	—	A$	—	—	A$	—
Expired	—	A$	—	—	A$	—

Outstanding at the end of the financial year	2,600,000	A$	0.5580	—	A$	—

Exercisable at the end of the financial year	—	A$	—	—	A$	—
2024

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year - Ordinary shares
3	13/11/2019	04/01/2024	A$	0.4925	1,200,000	—	—	(1,200,000)	—
4	13/01/2020	13/01/2025	A$	0.8812	187,500	—	—	(50,000)	137,500
5	09/11/2020	09/11/2024	A$	1.1320	1,200,000	—	—	—	1,200,000
6	09/11/2020	13/01/2025	A$	0.8812	600,000	—	—	—	600,000
7	04/01/2021	04/01/2025	A$	1.6900	187,500	—	—	(50,000)	137,500
8	09/09/2021	26/06/2026	A$	1.3650	100,000	—	—	—	100,000
9	16/11/2021	16/11/2025	A$	1.6900	750,000	—	—	—	750,000
10	16/11/2021	16/11/2025	A$	2.2400	500,000	—	—	—	500,000
11	16/11/2021	16/11/2025	A$	1.5600	800,000	—	—	—	800,000
12	01/02/2022	01/02/2027	A$	0.9400	800,000	—	—	(800,000)	—
13	01/02/2022	01/02/2027	A$	0.9400	425,000	—	—	(100,000)	325,000
14	24/05/2022	24/05/2027	A$	0.7800	100,000	—	—	—	100,000
15	03/03/2023	03/03/2027	A$	0.1500	3,930,000	—	—	(1,400,000)	2,530,000
16	03/05/2023	03/05/2027	A$	0.1870	4,000,000	—	—	(1,000,000)	3,000,000

					14,780,000	—	—	(4,600,000)	10,180,000

Weighted average exercise price					$0.6292	$—	$—	$0.4349	$0.7207
At the end of the period the following outstanding options were vested and exerc isab
le:
- Options in tranches 3 & 12 expired during the year
- Options in tranches 6 were vested and exercisable
- Options in tranches 4, 7, 8, & 9 were vested and exercisable to 69%, apart from those in the above table which have expired
- Options in tranche 5 were vested and exercisable to 75%, apart from those in the above table which have expired
- Options in tranches 10 & 15 were vested and exercisable as to 33%, apart from those in the above table which have expired
- Options in tranches 11, 14, & 16 were vested and exercisable as to 50%, apart from those in the above table which have expired
- Options in tranches 13 were vested and exercisable as to 35%, apart from those in the above table which have expired
The weighted average remaining contractual life of ordinary share options outstanding at 2024 is 2.00 years.

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - ADS	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year - ADS
17	22/04/2024	22/04/2029	A$	0.5860	—	1,500,000	—	—	1,500,000
18	17/06/2024	17/06/2029	A$	0.5130	—	1,100,000	—	(250,000)	850,000
19	27/06/2024	27/06/2030	A$	0.2970	—	250,000	—	—	250,000

					—	2,850,000	—	(250,000)	2,600,000

Weighted average exercise price						$0.560		$0.576	$0.558
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 17, 18, & 19 were unvested
The weighted average remaining contractual life of ADS share options outstanding at 30 June 2024 is

4.92
years.
2023

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares	Granted	Exercised	Expired / lapsed on termination of employment	Balance at the end of the year - Ordinary Shares

1	07/08/2017	07/08/2022	A$	0.6700	15,500	—	—	(15,500)	—
2	05/02/2018	05/02/2023	A$	0.7802	240,000	—	—	(240,000)	—
3	13/11/2019	04/01/2024	A$	0.4925	1,200,000	—	—	—	1,200,000
4	13/01/2020	13/01/2025	A$	0.8812	200,000	—	—	(12,500)	187,500
5	09/11/2020	09/11/2024	A$	1.1320	1,200,000	—	—	—	1,200,000
6	09/11/2020	13/01/2025	A$	0.8812	800,000	—	—	(200,000)	600,000
7	04/01/2021	04/01/2025	A$	1.6900	200,000	—	—	(12,500)	187,500
8	09/09/2021	26/06/2026	A$	1.3650	100,000	—	—	—	100,000
9	16/11/2021	16/11/2025	A$	1.6900	1,000,000	—	—	(250,000)	750,000
10	16/11/2021	16/11/2025	A$	2.2400	1,500,000	—	—	(1,000,000)	500,000
11	16/11/2021	16/11/2025	A$	1.5600	800,000	—	—	—	800,000
12	01/02/2022	01/02/2027	A$	0.9400	800,000	—	—	—	800,000
13	01/02/2022	01/02/2027	A$	0.9400	500,000	—	—	(75,000)	425,000
14	24/05/2022	24/05/2027	A$	0.7800	100,000	—	—	—	100,000
15	03/03/2023	03/03/2027	A$	0.1500	—	3,930,000	—	—	3,930,000
16	05/03/2023	03/05/2027	A$	0.1870	—	4,000,000	—	—	4,000,000

					8,655,500	7,930,000	—	(1,805,500)	14,780,000

Weighted average exercise price					$1.2826	$0.1785	$—	$1.8977	$0.6292
At the end of the period the following outstanding options were vested and ex erc
isable:
- Options in tranches 1 - 2 expired during the year
- Options in tranches 3 & 6 were vested and exercisable
- Options in tranches 4, 5, 7 & 9 were vested and exercisable to 75%, apart from those in the above table which have expired
- Options in tranche 8 were vested and exercisable to 50%, apart from those in the above table which have expired
- Options in tranches 10 & 16 were vested and exercisable as to 33%, apart from those in the above table which have expired
- Options in tranches 11, 12, 13 & 14 were vested and exercisable as to 25%, apart from those in the above table which have expired
- Options in tranche 15 were unvested
- Options in tranche 16 were 33% vested
The weighted average remaining contractual life of options outstanding at 30 June 2023 is
2.995
years.

Summary of valuation for each tranche of options

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Dividend yield (%)	Risk free Rate (%)	Fair value per option
13/11/2019	04/01/2024	A $0.4100	A $0.4925	74.50%	—	1.95%	A$	0.1800
13/01/2020	13/01/2025	A $0.6200	A $0.8812	74.50%	—	1.95%	A$	0.3400
09/11/2020	09/11/2024	A $0.8900	A $1.1320	90.00%	—	0.10%	A$	0.4130
09/11/2020	13/01/2025	A $0.8900	A $0.8812	90.00%	—	0.10%	A$	0.5030
04/01/2021	04/01/2025	A $1.1850	A $1.6900	90.00%	—	0.19%	A$	0.6000
09/09/2021	26/06/2026	A $1.4200	A $1.3700	76.00%	—	1.50%	A$	0.8800
16/11/2021	16/11/2025	A $1.5700	A $1.6900	76.00%	—	1.50%	A$	0.8500
16/11/2021	16/11/2025	A $1.5700	A $2.2400	76.00%	—	1.50%	A$	0.7500
16/11/2021	16/11/2025	A $1.5700	A $1.5600	76.00%	—	1.50%	A$	0.9700
01/02/2022	01/02/2027	A $0.9600	A $0.9400	79.00%	—	1.50%	A$	0.5900
01/02/2022	01/02/2027	A $0.8000	A $0.7800	44.00%	—	2.95%	A$	0.6300
24/05/2022	24/05/2027	A $0.1700	A $0.1500	80.00%	—	3.64%	A$	0.1014
03/03/2023	03/03/2027	A $0.1700	A $0.1500	80.00%	—	3.64%	A$	0.1014
03/05/2023	03/05/2027	A $0.1900	A $0.1870	80.00%	—	3.22%	A$	0.1111
22/04/2024	22/04/2029	A $0.5860	A $0.5860	95.00%	—	3.96%	A$	0.4300
17/06/2024	17/06/2029	A $0.3484	A $0.5757	95.00%	—	3.84%	A$	0.2300
27/06/2024	27/06/2030	A $0.3461	A $0.3311	95.00%	—	4.17%	A$	0.2700